Employee Benefit Plans - Schedule of Estimated Future Benefit Payments for Defined Benefit Pension Plans and Other Post-Employment Benefit Plans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 CAD ($)
Schedule of Estimated Future Benefit Payments for Defined Benefit Pension Plans and Other Post-Employment Benefit Plans [Abstract]
Pension Plans 2026	$ 20,905
Other Post- employment Benefit Plans 2026	1,097
Pension Plans 2027	21,836
Other Post- employment Benefit Plans 2027	1,140
Pension Plans 2028	22,679
Other Post- employment Benefit Plans 2028	1,184
Pension Plans 2029	23,361
Other Post- employment Benefit Plans 2029	1,265
Pension Plans 2030	24,143
Other Post- employment Benefit Plans 2030	1,319
Pension Plans 2031 to 2035	123,915
Other Post- employment Benefit Plans 2031 to 2035	$ 7,377